FT Vest Hedged Equity Income Fund: Series A4

SCHEDULE OF INVESTMENTS

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.9%
	COMMUNICATIONS — 11.0%
3,350	Alphabet, Inc. - Class A1	$963,326
2,678	Alphabet, Inc. - Class C1	768,211
5,226	AT&T, Inc.[1]	151,502
40	Booking Holdings, Inc.	168,413
1,922	Comcast Corp. - Class A1	55,181
1,451	Meta Platforms, Inc. - Class A	830,161
2,823	Netflix, Inc.*,1	271,431
2,052	Uber Technologies, Inc.*,1	147,600
3,108	Verizon Communications, Inc.[1]	156,021
1,189	Walt Disney Co.[1]	114,596
		3,626,442
	CONSUMER DISCRETIONARY — 9.1%
6,427	Amazon.com, Inc.*,1	1,338,551
657	Home Depot, Inc.[1]	216,081
370	Lowe's Cos., Inc.[1]	87,423
882	McDonald's Corp.[1]	274,117
2,733	NIKE, Inc. - Class B1	144,357
1,408	Starbucks Corp.[1]	126,143
1,809	Tesla, Inc.*,1	672,496
735	TJX Cos., Inc.[1]	117,379
		2,976,547
	CONSUMER STAPLES — 5.3%
1,315	Altria Group, Inc.[1]	86,777
3,031	Coca-Cola Co.[1]	230,507
617	Colgate-Palmolive Co.[1]	52,587
305	Costco Wholesale Corp.	303,911
1,010	Mondelez International, Inc. - Class A1	58,216
1,071	PepsiCo, Inc.[1]	166,316
1,218	Philip Morris International, Inc.[1]	201,384
1,788	Procter & Gamble Co.[1]	258,259
3,014	Walmart, Inc.[1]	374,580
		1,732,537
	ENERGY — 4.1%
2,016	Chevron Corp.[1]	417,110
1,316	ConocoPhillips[1]	173,712
4,492	Exxon Mobil Corp.[1]	762,113
		1,352,935
	FINANCIALS — 12.5%
461	American Express Co.[1]	139,443
4,547	Bank of America Corp.[1]	221,666

FT Vest Hedged Equity Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
1,573	Berkshire Hathaway, Inc. - Class B*	$753,782
124	BlackRock, Inc.[1]	119,252
1,432	Charles Schwab Corp.[1]	134,579
1,953	Chubb Ltd.[1]	636,541
1,210	Citigroup, Inc.[1]	137,226
257	Goldman Sachs Group, Inc.[1]	217,419
1,843	JPMorgan Chase & Co.[1]	542,137
704	Mastercard, Inc. - Class A1	351,761
1,036	Morgan Stanley[1]	170,495
803	PayPal Holdings, Inc.[1]	36,320
1,052	U.S. Bancorp[1]	54,715
1,447	Visa, Inc. - Class A1	437,341
2,125	Wells Fargo & Co.[1]	169,171
		4,121,848
	HEALTH CARE — 9.3%
2,130	Abbott Laboratories[1]	218,687
1,195	AbbVie, Inc.[1]	259,900
363	Amgen, Inc.[1]	127,722
1,376	Bristol-Myers Squibb Co.[1]	83,454
1,556	CVS Health Corp.[1]	111,752
426	Danaher Corp.[1]	80,770
272	Elevance Health, Inc.[1]	79,628
536	Eli Lilly & Co.	492,997
838	Gilead Sciences, Inc.[1]	116,792
434	Intuitive Surgical, Inc.*,1	200,070
1,629	Johnson & Johnson[1]	398,193
1,572	Medtronic PLC[1]	136,214
1,677	Merck & Co., Inc.[1]	201,726
3,843	Pfizer, Inc.[1]	107,911
254	Thermo Fisher Scientific, Inc.[1]	124,849
1,109	UnitedHealth Group, Inc.[1]	300,084
		3,040,749
	INDUSTRIALS — 8.5%
661	3M Co.[1]	95,997
974	Boeing Co.*,1	193,855
582	Caterpillar, Inc.[1]	412,324
313	Deere & Co.	176,313
484	Eaton Corp. PLC	173,112
700	Emerson Electric Co.[1]	91,714
215	FedEx Corp.[1]	76,579
1,313	General Electric Co. DBA GE Aerospace[1]	372,590

FT Vest Hedged Equity Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
791	Honeywell International, Inc.[1]	$178,790
253	Lockheed Martin Corp.[1]	152,911
1,669	RTX Corp.[1]	321,950
586	Union Pacific Corp.[1]	142,175
730	United Parcel Service, Inc. - Class B1	71,817
1,499	Waste Management, Inc.[1]	344,455
		2,804,582
	MATERIALS — 2.3%
1,525	Linde PLC[1]	756,034

	REAL ESTATE — 1.4%
2,696	American Tower Corp., REIT[1]	465,276

	TECHNOLOGY — 31.8%
561	Accenture PLC	111,241
378	Adobe, Inc.*,1	91,884
1,092	Advanced Micro Devices, Inc.*,1	222,146
8,508	Apple, Inc.[1]	2,159,245
534	Applied Materials, Inc.[1]	182,516
3,164	Broadcom, Inc.[1]	979,290
9,219	Cisco Systems, Inc.[1]	715,302
3,005	Intel Corp.*,1	132,611
846	International Business Machines Corp.[1]	205,062
252	Intuit, Inc.[1]	108,960
842	Lam Research Corp.	179,902
752	Micron Technology, Inc.	254,056
4,278	Microsoft Corp.[1]	1,583,587
13,990	NVIDIA Corp.	2,439,856
1,521	Oracle Corp.	223,754
2,066	Palantir Technologies, Inc. - Class A*	302,214
719	QUALCOMM, Inc.[1]	92,593
266	S&P Global, Inc.[1]	113,140
861	Salesforce, Inc.[1]	160,723
938	ServiceNow, Inc.*,1	98,068
609	Texas Instruments, Inc.[1]	118,231
		10,474,381
	UTILITIES — 2.6%
1,677	Duke Energy Corp.[1]	219,586

FT Vest Hedged Equity Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
4,489	NextEra Energy, Inc.[1]	$416,938
2,374	Southern Co.[1]	229,139
		865,663
	TOTAL COMMON STOCKS
	(Cost $29,779,260)	32,216,994

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 14.8%
	CALL OPTIONS — 5.4%
	S&P 500 Index
19	Exercise Price: $6,500.01, Notional Amount: $12,350,019, Expiration Date: January 28, 2028*	1,762,992
	TOTAL CALL OPTIONS
	(Cost $1,617,503)	1,762,992

	PUT OPTIONS — 9.4%
	S&P 500 Index
19	Exercise Price: $5,500.01, Notional Amount: $10,450,019, Expiration Date: January 28, 2028*	551,463
59	Exercise Price: $6,101.24, Notional Amount: $35,997,316, Expiration Date: January 28, 2028*	2,542,599
	S&P 500 Mini Index
1	Exercise Price: $610.12, Notional Amount: $61,012, Expiration Date: January 28, 2028*	4,326
	TOTAL PUT OPTIONS
	(Cost $3,280,029)	3,098,388
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $4,897,532)	4,861,380

Number of Shares
	SHORT-TERM INVESTMENTS — 1.5%
495,712	UMB Bank, Money Market Special II Deposit Investment, 3.48%[2]	495,712
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $495,712)	495,712
	TOTAL INVESTMENTS — 114.2%
	(Cost $35,172,504)	37,574,086
	Liabilities in Excess of Other Assets — (14.2)%	(4,672,134)
	TOTAL NET ASSETS — 100.0%	$32,901,952

FT Vest Hedged Equity Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (12.9)%
	CALL OPTIONS — (9.7)%
	3M Co.
(1)	Exercise Price: $144.00, Notional Amount: $(14,400), Expiration Date: April 2, 2026*	$(210)
	Abbott Laboratories
(4)	Exercise Price: $105.00, Notional Amount: $(42,000), Expiration Date: April 2, 2026*	(72)
	AbbVie, Inc.
(2)	Exercise Price: $210.00, Notional Amount: $(42,000), Expiration Date: April 2, 2026*	(1,600)
	Accenture PLC
(1)	Exercise Price: $192.50, Notional Amount: $(19,250), Expiration Date: April 2, 2026*	(580)
	Adobe, Inc.
(1)	Exercise Price: $235.00, Notional Amount: $(23,500), Expiration Date: April 2, 2026*	(885)
	Advanced Micro Devices, Inc.
(2)	Exercise Price: $202.50, Notional Amount: $(40,500), Expiration Date: April 2, 2026*	(805)
	Alphabet, Inc. - Class A
(6)	Exercise Price: $275.00, Notional Amount: $(165,000), Expiration Date: April 2, 2026*	(7,740)
	Alphabet, Inc. - Class C
(5)	Exercise Price: $275.00, Notional Amount: $(137,500), Expiration Date: April 2, 2026*	(6,062)
	Altria Group, Inc.
(2)	Exercise Price: $66.00, Notional Amount: $(13,200), Expiration Date: April 2, 2026*	(100)
	Amazon.com, Inc.
(12)	Exercise Price: $200.00, Notional Amount: $(240,000), Expiration Date: April 2, 2026*	(10,170)
	American Express Co.
(1)	Exercise Price: $292.50, Notional Amount: $(29,250), Expiration Date: April 2, 2026*	(1,055)
	Amgen, Inc.
(1)	Exercise Price: $350.00, Notional Amount: $(35,000), Expiration Date: April 2, 2026*	(498)
	Apple, Inc.
(16)	Exercise Price: $247.50, Notional Amount: $(396,000), Expiration Date: April 2, 2026*	(10,960)
	Applied Materials, Inc.
(1)	Exercise Price: $335.00, Notional Amount: $(33,500), Expiration Date: April 2, 2026*	(1,017)

FT Vest Hedged Equity Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	AT&T, Inc.
(10)	Exercise Price: $29.00, Notional Amount: $(29,000), Expiration Date: April 2, 2026*	$(235)
	Bank of America Corp.
(9)	Exercise Price: $47.00, Notional Amount: $(42,300), Expiration Date: April 2, 2026*	(1,651)
	Berkshire Hathaway, Inc. - Class B
(3)	Exercise Price: $470.00, Notional Amount: $(141,000), Expiration Date: April 2, 2026*	(3,052)
	Boeing Co.
(2)	Exercise Price: $190.00, Notional Amount: $(38,000), Expiration Date: April 2, 2026*	(1,835)
	Bristol-Myers Squibb Co.
(3)	Exercise Price: $59.00, Notional Amount: $(17,700), Expiration Date: April 2, 2026*	(485)
	Broadcom, Inc.
(6)	Exercise Price: $300.00, Notional Amount: $(180,000), Expiration Date: April 2, 2026*	(6,690)
	Caterpillar, Inc.
(1)	Exercise Price: $695.00, Notional Amount: $(69,500), Expiration Date: April 2, 2026*	(1,877)
	Charles Schwab Corp.
(3)	Exercise Price: $92.00, Notional Amount: $(27,600), Expiration Date: April 2, 2026*	(695)
	Chevron Corp.
(4)	Exercise Price: $212.50, Notional Amount: $(85,000), Expiration Date: April 2, 2026*	(214)
	Cisco Systems, Inc.
(17)	Exercise Price: $80.00, Notional Amount: $(136,000), Expiration Date: April 2, 2026*	(111)
	Citigroup, Inc.
(2)	Exercise Price: $108.00, Notional Amount: $(21,600), Expiration Date: April 2, 2026*	(1,120)
	Coca-Cola Co.
(6)	Exercise Price: $76.00, Notional Amount: $(45,600), Expiration Date: April 2, 2026*	(354)
	Colgate-Palmolive Co.
(1)	Exercise Price: $84.00, Notional Amount: $(8,400), Expiration Date: April 2, 2026*	(168)
	ConocoPhillips
(2)	Exercise Price: $134.00, Notional Amount: $(26,800), Expiration Date: April 2, 2026*	(206)

FT Vest Hedged Equity Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Costco Wholesale Corp.
(1)	Exercise Price: $980.00, Notional Amount: $(98,000), Expiration Date: April 2, 2026*	$(1,850)
	CVS Health Corp.
(3)	Exercise Price: $70.00, Notional Amount: $(21,000), Expiration Date: April 2, 2026*	(678)
	Danaher Corp.
(1)	Exercise Price: $182.50, Notional Amount: $(18,250), Expiration Date: April 2, 2026*	(740)
	Deere & Co.
(1)	Exercise Price: $565.00, Notional Amount: $(56,500), Expiration Date: April 2, 2026*	(635)
	Eaton Corp. PLC
(1)	Exercise Price: $357.50, Notional Amount: $(35,750), Expiration Date: April 2, 2026*	(530)
	Eli Lilly & Co.
(1)	Exercise Price: $880.00, Notional Amount: $(88,000), Expiration Date: April 2, 2026*	(4,150)
	Emerson Electric Co.
(1)	Exercise Price: $126.00, Notional Amount: $(12,600), Expiration Date: April 2, 2026*	(490)
	Exxon Mobil Corp.
(8)	Exercise Price: $170.00, Notional Amount: $(136,000), Expiration Date: April 2, 2026*	(1,552)
	General Electric Co. DBA GE Aerospace
(2)	Exercise Price: $285.00, Notional Amount: $(57,000), Expiration Date: April 2, 2026*	(586)
	Gilead Sciences, Inc.
(2)	Exercise Price: $135.00, Notional Amount: $(27,000), Expiration Date: April 2, 2026*	(875)
	Home Depot, Inc.
(1)	Exercise Price: $322.50, Notional Amount: $(32,250), Expiration Date: April 2, 2026*	(730)
	Honeywell International, Inc.
(1)	Exercise Price: $222.50, Notional Amount: $(22,250), Expiration Date: April 2, 2026*	(435)
	Intel Corp.
(6)	Exercise Price: $43.00, Notional Amount: $(25,800), Expiration Date: April 2, 2026*	(963)
	International Business Machines Corp.
(2)	Exercise Price: $235.00, Notional Amount: $(47,000), Expiration Date: April 2, 2026*	(1,595)

FT Vest Hedged Equity Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Intuitive Surgical, Inc.
(1)	Exercise Price: $455.00, Notional Amount: $(45,500), Expiration Date: April 2, 2026*	$(895)
	Johnson & Johnson
(3)	Exercise Price: $240.00, Notional Amount: $(72,000), Expiration Date: April 2, 2026*	(1,537)
	JPMorgan Chase & Co.
(3)	Exercise Price: $282.50, Notional Amount: $(84,750), Expiration Date: April 2, 2026*	(3,622)
	Lam Research Corp.
(2)	Exercise Price: $210.00, Notional Amount: $(42,000), Expiration Date: April 2, 2026*	(1,495)
	Lowe's Cos., Inc.
(1)	Exercise Price: $230.00, Notional Amount: $(23,000), Expiration Date: April 2, 2026*	(688)
	Mastercard, Inc. - Class A
(1)	Exercise Price: $485.00, Notional Amount: $(48,500), Expiration Date: April 2, 2026*	(1,627)
	McDonald's Corp.
(2)	Exercise Price: $307.50, Notional Amount: $(61,500), Expiration Date: April 2, 2026*	(915)
	Medtronic PLC
(3)	Exercise Price: $87.00, Notional Amount: $(26,100), Expiration Date: April 2, 2026*	(161)
	Merck & Co., Inc.
(3)	Exercise Price: $120.00, Notional Amount: $(36,000), Expiration Date: April 2, 2026*	(423)
	Meta Platforms, Inc. - Class A
(3)	Exercise Price: $525.00, Notional Amount: $(157,500), Expiration Date: April 2, 2026*	(14,377)
	Micron Technology, Inc.
(1)	Exercise Price: $357.50, Notional Amount: $(35,750), Expiration Date: April 2, 2026*	(222)
	Microsoft Corp.
(8)	Exercise Price: $355.00, Notional Amount: $(284,000), Expiration Date: April 2, 2026*	(12,620)
	Mondelez International, Inc. - Class A
(2)	Exercise Price: $58.00, Notional Amount: $(11,600), Expiration Date: April 2, 2026*	(95)
	Morgan Stanley
(2)	Exercise Price: $157.50, Notional Amount: $(31,500), Expiration Date: April 2, 2026*	(1,500)

FT Vest Hedged Equity Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Netflix, Inc.
(5)	Exercise Price: $93.00, Notional Amount: $(46,500), Expiration Date: April 2, 2026*	$(1,712)
	NextEra Energy, Inc.
(8)	Exercise Price: $91.00, Notional Amount: $(72,800), Expiration Date: April 2, 2026*	(1,792)
	NIKE, Inc. - Class B
(5)	Exercise Price: $51.00, Notional Amount: $(25,500), Expiration Date: April 2, 2026*	(1,575)
	NVIDIA Corp.
(26)	Exercise Price: $167.50, Notional Amount: $(435,500), Expiration Date: April 2, 2026*	(18,980)
	Oracle Corp.
(3)	Exercise Price: $140.00, Notional Amount: $(42,000), Expiration Date: April 2, 2026*	(2,317)
	Palantir Technologies, Inc. - Class A
(4)	Exercise Price: $143.00, Notional Amount: $(57,200), Expiration Date: April 2, 2026*	(1,830)
	PayPal Holdings, Inc.
(2)	Exercise Price: $44.00, Notional Amount: $(8,800), Expiration Date: April 2, 2026*	(291)
	PepsiCo, Inc.
(2)	Exercise Price: $152.50, Notional Amount: $(30,500), Expiration Date: April 2, 2026*	(700)
	Pfizer, Inc.
(7)	Exercise Price: $27.00, Notional Amount: $(18,900), Expiration Date: April 2, 2026*	(763)
	Philip Morris International, Inc.
(2)	Exercise Price: $162.50, Notional Amount: $(32,500), Expiration Date: April 2, 2026*	(705)
	Procter & Gamble Co.
(3)	Exercise Price: $143.00, Notional Amount: $(42,900), Expiration Date: April 2, 2026*	(629)
	QUALCOMM, Inc.
(1)	Exercise Price: $127.00, Notional Amount: $(12,700), Expiration Date: April 2, 2026*	(269)
	RTX Corp.
(3)	Exercise Price: $190.00, Notional Amount: $(57,000), Expiration Date: April 2, 2026*	(1,320)
	S&P 500 Index
(19)	Exercise Price: $5,500.01, Notional Amount: $(10,450,019), Expiration Date: January 28, 2028*	(3,033,852)

FT Vest Hedged Equity Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	S&P Global, Inc.
(1)	Exercise Price: $405.00, Notional Amount: $(40,500), Expiration Date: April 2, 2026*	$(2,255)
	Salesforce, Inc.
(2)	Exercise Price: $180.00, Notional Amount: $(36,000), Expiration Date: April 2, 2026*	(1,475)
	ServiceNow, Inc.
(2)	Exercise Price: $100.00, Notional Amount: $(20,000), Expiration Date: April 2, 2026*	(1,030)
	Southern Co.
(4)	Exercise Price: $96.00, Notional Amount: $(38,400), Expiration Date: April 2, 2026*	(400)
	Starbucks Corp.
(3)	Exercise Price: $87.00, Notional Amount: $(26,100), Expiration Date: April 2, 2026*	(894)
	Tesla, Inc.
(3)	Exercise Price: $360.00, Notional Amount: $(108,000), Expiration Date: April 2, 2026*	(4,095)
	Texas Instruments, Inc.
(1)	Exercise Price: $190.00, Notional Amount: $(19,000), Expiration Date: April 2, 2026*	(523)
	TJX Cos., Inc.
(1)	Exercise Price: $155.00, Notional Amount: $(15,500), Expiration Date: April 2, 2026*	(493)
	U.S. Bancorp
(2)	Exercise Price: $51.00, Notional Amount: $(10,200), Expiration Date: April 2, 2026*	(254)
	Uber Technologies, Inc.
(4)	Exercise Price: $69.00, Notional Amount: $(27,600), Expiration Date: April 2, 2026*	(1,320)
	Union Pacific Corp.
(1)	Exercise Price: $240.00, Notional Amount: $(24,000), Expiration Date: April 2, 2026*	(425)
	United Parcel Service, Inc. - Class B
(1)	Exercise Price: $95.00, Notional Amount: $(9,500), Expiration Date: April 2, 2026*	(345)
	UnitedHealth Group, Inc.
(2)	Exercise Price: $257.50, Notional Amount: $(51,500), Expiration Date: April 2, 2026*	(2,715)
	Verizon Communications, Inc.
(6)	Exercise Price: $50.00, Notional Amount: $(30,000), Expiration Date: April 2, 2026*	(297)

FT Vest Hedged Equity Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Visa, Inc. - Class A
(3)	Exercise Price: $295.00, Notional Amount: $(88,500), Expiration Date: April 2, 2026*	$(2,422)
	Walmart, Inc.
(6)	Exercise Price: $123.00, Notional Amount: $(73,800), Expiration Date: April 2, 2026*	(1,188)
	Walt Disney Co.
(2)	Exercise Price: $92.00, Notional Amount: $(18,400), Expiration Date: April 2, 2026*	(835)
	Wells Fargo & Co.
(4)	Exercise Price: $77.00, Notional Amount: $(30,800), Expiration Date: April 2, 2026*	(1,120)
	TOTAL CALL OPTIONS
	(Proceeds $2,887,563)	(3,205,254)
	PUT OPTIONS — (3.2)%
	S&P 500 Index
(19)	Exercise Price: $6,500.01, Notional Amount: $(12,350,019), Expiration Date: January 28, 2028*	(1,045,013)
	TOTAL PUT OPTIONS
	(Proceeds $1,081,447)	(1,045,013)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $3,969,010)	$(4,250,267)

PLC — Public Limited Company
REIT — Real Estate Investment Trust

* Non-income producing security.
[1] All or a portion of this security is segregated as collateral for purchased and written options contracts. The market value of the securities pledged as collateral is $4,002,609, which represents 12.17% of the total net assets of the Fund.
[2] The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series A4

PORTFOLIO COMPOSITION (Unaudited)

As of March 31, 2026

Country of Incorporation*	Value	Percent of Total Net Assets
Ireland	$1,176,601	3.5%
Switzerland	636,541	1.9%
United States	35,760,944	108.8%
Total Investments	37,574,086	114.2%
Liabilities in Excess of Other Assets	(4,672,134)	(14.2)%
Total Net Assets	$32,901,952	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series A4

SUMMARY OF INVESTMENTS (Unaudited)

As of March 31, 2026

Security Type/Sector*	Percent of Total Net Assets
Common Stocks
Communications	11.0%
Consumer Discretionary	9.1%
Consumer Staples	5.3%
Energy	4.1%
Financials	12.5%
Health Care	9.3%
Industrials	8.5%
Materials	2.3%
Real Estate	1.4%
Technology	31.8%
Utilities	2.6%
Total Common Stocks	97.9%
Purchased Options Contracts	14.8%
Short-Term Investments	1.5%
Total Investments	114.2%
Liabilities in Excess of Other Assets	(14.2)%
Total Net Assets	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series A4

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., (“UMBFS”), the Fund’s administrator (the “Administrator”), calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated First Trust Capital Management L.P. (the “Investment Adviser”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold, and the differences may be significant.

The Valuation Designee may value put and call options by taking the mid price between the bid and ask price. Certain exchange-traded options, such as Flexible Exchange® Options ("FLEX Options"), are typically valued using a model-based price provided by a third-party pricing service provider.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Note 2 – Fair Value Measurements and Disclosure

ASC Topic 820 - Fair Value Measurement (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

FT Vest Hedged Equity Income Fund: Series A4

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2026 (Unaudited)

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of March 31, 2026:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$32,216,994	$-	$-	$32,216,994
Short-Term Investments	495,712	-	-	495,712
Total Investments	32,712,706	-	-	32,712,706
Purchased Options Contracts	-	4,861,380	-	4,861,380
Total Investments and Options	$32,712,706	$4,861,380	$-	$37,574,086

Liabilities
Written Options Contracts	$171,402	$4,078,865	$-	$4,250,267
Total Written Options Contracts	$171,402	$4,078,865	$-	$4,250,267

*All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

** The Fund did not hold any Level 3 securities at period end.